Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2010	Mar. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Change in healthcare legislation - signed into law			2010-03-31
Charge to Income Tax Expense - effect of new legislation			$ 995
Date of tax settlement with IRS	2010-09-30
Income tax settlement - reduction in tax adjustment on income tax expense		8,300
Income tax settlement - decrease of tax adjustment on net noncurrent deferred income tax liabilities	6,760	6,760		6,760
Income tax settlement - decrease of tax adjustment on other net tax liabilities	1,540	1,540		1,540
Income tax settlements - reduction of unrecognized tax benefits prior year				1,057
Combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes					780
Combined net operating and capital loss carryforwards (tax effected) for state and foreign income tax purposes					956
Expiration year of operating and capital loss carryforwards					Dec. 31, 2031
Tax credit carryforwards					431
Year through which tax credit carryforwards expire					Dec. 31, 2032
Net deposits to various taxing jurisdictions					2,372	2,508
Accrued interest and penalties included in unrecognized tax benefits balance at year end					977	1,312
Net interest and penalty expense (benefit) included in income tax expense					$ (74)	$ (65)	$ (194)
Field examinations of tax returns - most recent year completed by IRS					2008
All audit periods prior to this year are closed for federal examination purposes					2003
Period Start [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division					2003
Period End [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division					2008